Events after the reporting date	3 Months Ended
Mar. 31, 2026
Events after the reporting date [Abstract]
Events after the reporting date
16.	Events after the reporting date

In April 2026, the Group received estimated net cash proceeds of $111.2 million from an underwritten offering of ordinary shares.

There were no other events after the reporting date requiring disclosure in the Group’s consolidated financial statements.